Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail)		1 Months Ended		9 Months Ended		12 Months Ended
	May 24, 2017 shares	May 31, 2015	Feb. 28, 2014 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) Vote shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Jan. 31, 2017 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares
Temporary Equity [Line Items]
Capital stock shares authorized						79,709,838
Common stock shares authorized				0		61,462,320			61,462,320
Convertible preferred stock authorized						18,247,518
Stock Repurchased and Retired During Period, Shares			5,725,282			460,266
Accelerated Share Repurchases, Final Price Paid Per Share | $ / shares			$ 6.1274
Share price | $ / shares			$ 3.67					$ 11.17
Stock Repurchased and Retired During Period, value | $			$ 21,013,000				$ 21,013,000
Compensation expense | $			$ 14,100,000	$ 10,919,000	$ 0
Compensation expense for stock options | $						$ 2,400,000
Stockholders' Equity Note, Stock Split		two-for-one basis
Stockholders' Equity Note, conversion ratio		2
Common stock holders voting right						one vote per share
Preferred stock conversion term						Each share of outstanding Preferred Stock shall automatically be converted into common stock immediately upon the closing of a firm commitment underwritten public offering of common stock by the Company, at a price per share of at least 1.5 times the original issue price of the Series B convertible preferred stock, or $9.18, pursuant to an effective registration statement under the Securities Act of 1933, as amended, and resulting in at least $50,000,000 in gross proceeds to the Company
Preferred stock conversion threshold | $						$ 50,000,000
Convertible preferred stock outstanding shares converted into common stock				1
Minimum
Temporary Equity [Line Items]
Preferred Stock, Dividend Rate, Percentage						8.00%
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock authorized				0		12,127,468			12,127,468
Cumulative Dividends | $						$ 7,200,000			$ 6,400,000
Preferred Stock, Dividends, Per Share, Cash Paid | $ / shares						$ 0.60			$ 0.53
Class B Common Stock
Temporary Equity [Line Items]
Common stock shares authorized				100,000,000		0
Conversion of convertible preferred stock to common stock (in shares)	18,163,158
Convertible preferred stock outstanding shares converted into common stock				1
Preferred stock conversion basis				1
Number of votes entitled to stockholders per share | Vote				10
Class A Common Stock
Temporary Equity [Line Items]
Common stock shares authorized				500,000,000		0
Number of votes entitled to stockholders per share | Vote				1
Conversion of stock (in shares)				1
Maximum percentage of aggregate voting power of capital stock which triggers conversion of stock				10.00%